Uncategorized Items
[vanguard_ComparativeBenchmark]	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Benchmarks	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes